Real Estate Loans	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Loans [Abstract]
Real Estate Loans

NOTE D—REAL ESTATE LOANS

Real estate loans included the following at December 31, 2011:

Borrower	Principal	Accrued Interest and Capitalized Costs	Allowance for loan losses	Total
Venetian Ft. Myers
Associates, LLLP (I&II).............................................................................	$ 17,531,930	8,883,194	(15,415,124)	$ 11,000,000

Venetian Ft. Myers I Associates, LLLP and Venetian Ft. Myers II Associates, LLLP: The mezzanine loan was dated November 30, 2007, bore interest of 15% per annum and was due September 30, 2009, as amended.

Based upon an appraisal of the land, the carrying value of the loan to Venetian Ft. Myers Associates, LLLP was $11,000,000 as of December 31, 2011. The $11,000,000 carrying value of the loan at December 31, 2011 approximated the appraised value of the underlying property.

The borrower had been in default and, in accordance with the Company’s rights under the terms of the loan, on February 19, 2012 the Company completed foreclosure proceedings on Venetian Ft. Myers Associates, LLLP and took possession of the underlying property, which is considered land held for development. The amount of $11,000,000 is included in land held for development in the accompanying consolidated balance sheets, as of December 31, 2012.

NOTE D—REAL ESTATE LOANS

Real estate loans included the following at December 31, 2011:

Borrower	Principal	Accrued Interest and Capitalized Costs	Allowance for loan losses	Total
Venetian Ft. Myers
Associates, LLLP (I&II).............................................................................	$ 17,531,930	8,883,194	(15,415,124)	$ 11,000,000

Venetian Ft. Myers I Associates, LLLP and Venetian Ft. Myers II Associates, LLLP: The mezzanine loan was dated November 30, 2007, bore interest of 15% per annum and was due September 30, 2009, as amended.

Based upon an appraisal of the land, the carrying value of the loan to Venetian Ft. Myers Associates, LLLP was $11,000,000 as of December 31, 2011. The $11,000,000 carrying value of the loan at December 31, 2011 approximated the appraised value of the underlying property.

The borrower had been in default and, in accordance with the Company’s rights under the terms of the loan, on February 19, 2012 the Company completed foreclosure proceedings on Venetian Ft. Myers Associates, LLLP and took possession of the underlying property, which is considered land held for development. The amount of $11,000,000 is included in land held for development in the accompanying consolidated balance sheets, as of December 31, 2012.